Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity

NOTE 4 - STOCKHOLDERS' EQUITY

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 195,000,000 shares of its $0.001 par value common stock.

The shares of Series A Preferred Stock carry a voting weight equal to 10 shares of common stock per share of Series A Preferred Stock, are not redeemable, and cannot be converted into Common Shares unless it is approved by the Board of Directors and agreed upon by the Series A Preferred Shareholders. The shares of Series A Preferred stock have no dividend rights but have a liquidation preference for funds paid for the Series A Preferred Stock shares.

In September, 2017, the Company began conducting a Private Offering, with accredited investors to help fund the Company. The Company is offering up to 3,750,000 Common Units at a price of $0.20 per Unit. Each Unit consists of one share of post reverse stock split common stock, one Class A warrant exercisable at $0.30 per share of post reverse stock split common stock, one Class B warrant exercisable at $0.40 per share of post reverse stock split common stock and one Class C warrant exercisable at $0.60 per share of post reverse stock split common stock. The Offering provides that Berkeley Clinic, L.C. (holder of 75,000 post reverse stock split shares of Common Stock and 125,000 post reverse stock split shares of Series A Preferred Stock) will maintain the same 63.6% voting control of the Company that it held prior to the Offering. The offering and sale of the Units in this Offering are intended to be exempt from registration under the Act by virtue of Section 4(2) of the Act, and Rule 506. From September 6, 2017 to September 30, 2017, we sold a total of 1,002,275 Common Units to 8 investors at a price of $0.20 per Unit for gross proceeds of $200,455.

The Class A, Class B, Class C and Class D warrants all expire August 31, 2022, and all provide for the reduction of that exercise price if we directly or indirectly sell or grant any right with respect to our common stock or common stock equivalents at an effective price lower than the current exercise price of any of the Class A warrants.

NOTE 4. STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 195,000,000 shares of its $0.001 par value common stock.

The shares of Series A Preferred Stock are not redeemable and cannot be converted into Common Shares, unless it is approved by the Board of Directors and agreed upon by the Series A Preferred Shareholders. The shares of Series A Preferred Stock have no dividend rights but have a liquidation preference for funds paid for the Series A Preferred Stock shares. The Series A Preferred Shares carry a voting weight equal to ten (10) Common Shares per share of Series A Preferred Stock.